                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 -----------------

Check here if Amendment [  ]; Amendment Number:
                                               -------------------
       This Amendment (Check only one.):   [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, Inc.*
          --------------------------------------
Address:  Two Copley Place
          --------------------------------------
          Boston, MA  02116
          --------------------------------------

Form 13F File Number:   28-06922
                           -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
          -------------------------------------
Title:    Vice President
          --------------
Phone:    (617)   572-3000
          -------------------------------------

Signature, Place, and Date of Signing:

    /s/ Michele May             Boston, MA                   8/15/99
    ---------------             ----------                   -------

*Brookside Capital Investors, Inc., is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
                                           --------

Form 13F Information Table Entry Total:      67
                                           --------

Form 13F Information Table Value Total:    $845,686
                                           --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.      Form 13F File Number                Name

       1       28-06946                Brookside Capital Partners Fund, L.P.
     -----     -----------------       -------------------------------------

       2       28-06924                Brookside Capital Investors, L.P.
     -----     -----------------       ---------------------------------

Brookside Capital Partners Fund, L.P.

                  Form 13F Information Table as of 6/30/1999

     Column 1                     Column 2        Column3       Column 4   Column 5  Column 6      Column 7          Column 8

                                                                Shares or    Value    Investment   Other          Voting Authority
Name of Issuer                  Title of Class    Cusip         Prn Amount  (x$1000)  Discretion   Managers   Sole    Shared   None
--------------                  --------------    -----         ----------  --------  ----------   --------   ----    ------   ----
AdForce                               COM         006867105     102,500 SH    2,409     SOLE                    X
Advanced Neuromodulation System       COM         00757T101     625,800 SH    5,945     SOLE                    X
Altera Corp.                          COM         021441100     238,000 SH    8,761     SOLE                    X
Amerco Inc.                           COM         023586100     786,600 SH   17,699     SOLE                    X
Ameritrade Holding Corp.              COM         03072H109      23,600 SH    2,502     SOLE                    X
AnswerThink Consulting Group In       COM         036916104     149,000 SH    3,762     SOLE                    X
Antec Corp.                           COM         03664P105     278,600 SH    8,933     SOLE                    X
Applied Power Inc.                    CL A        038225108   1,323,200 SH   36,140     SOLE                    X
Aspect Development Inc.               COM         045234101     483,800 SH    8,950     SOLE                    X
Bally Total Fitness Holding           COM         05873K108   1,129,200 SH   32,041     SOLE                    X
BEA Systems Inc.                      COM         073325102     495,000 SH   14,138     SOLE                    X
Bj's Wholesale Club Inc.              COM         05548J106   1,299,100 SH   39,054     SOLE                    X
Clarify Inc.                          COM         180492100     824,500 SH   34,011     SOLE                    X
Com21 Inc.                            COM         205937105      10,000 SH      171     SOLE                    X
Cyberonics                            COM         23251P102     319,800 SH    3,998     SOLE                    X
Dataware Technologies Inc.            COM         237920103     750,000 SH    1,781     SOLE                    X
Dendrite International Inc.           COM         248239105     677,200 SH   24,464     SOLE                    X
Dollar Tree Stores Inc.               COM         256747106     192,500 SH    8,470     SOLE                    X
Doncasters Plc                   SPONSORED ADR    257692103     523,600 SH    9,163     SOLE                    X
Doubleclick Inc.                      COM         258609304      50,000 SH    4,588     SOLE                    X
Elan Corp. Plc                        ADR         284131208     825,000 SH   22,894     SOLE                    X
Encore Wire Corp.                     COM         292562105   1,169,750 SH   10,601     SOLE                    X
Epix Medical Inc.                     COM         26881Q101     369,600 SH    2,033     SOLE                    X
Flextronics International             ORD         Y2573F102     394,300 SH   21,884     SOLE                    X
Fossil Inc.                           COM         349882100      30,000 SH    1,451     SOLE                    X
Galileo International Inc.            COM         363547100     350,000 SH   18,703     SOLE                    X
Geltex Pharmaceuticals Inc.           COM         368538104      11,000 SH      198     SOLE                    X
Global-Tech Appliances Inc.           COM         G39320109   1,053,000 SH    6,318     SOLE                    X
Goldman Sachs Group Inc.              COM         38141G104       5,000 SH      361     SOLE                    X
Gtech Holdings Corp.                  COM         400518106     430,650 SH   10,147     SOLE                    X
Hollywood Entertainment Corp.         COM         436141105   1,099,900 SH   21,517     SOLE                    X
Ingram Micro Inc.                     CL A        457153104   1,243,100 SH   32,010     SOLE                    X
Lehman Brothers Holdings Inc.         COM         524908100     105,000 SH    6,523     SOLE                    X
Mattel Inc.                           COM         577081102     325,000 SH    8,491     SOLE                    X
Micro Therapeutics Inc.               COM         59500W100     240,000 SH    2,100     SOLE                    X
Morgan Stanley Dean Witter & Co       COM         617446448     195,000 SH   20,012     SOLE                    X
New American Health Corp.             COM         641881107     139,100 SH      322     SOLE                    X
North Face Inc.                       COM         659317101     460,000 SH    4,543     SOLE                    X
Omnicare Inc.                         COM         681904108      50,000 SH      631     SOLE                    X
Parexel International Corp.           COM         699462107     418,900 SH    5,577     SOLE                    X
Pittston Brink's Group           COM BRINKS GRP   725701106      84,200 SH    2,252     SOLE                    X
Polo Ralph Lauren Corp.               COM         731572103     110,000 SH    2,090     SOLE                    X
Priceline.com Inc.                    COM         741503106      90,000 SH   10,401     SOLE                    X
PSS World Medical Inc.                COM         69366A100   3,161,400 SH   35,368     SOLE                    X
Radian Group Inc.                     COM         750236101     192,700 SH    9,406     SOLE                    X
Ryerson Tull Inc.                     CL A        783755101     391,958 SH    8,844     SOLE                    X
SCM Microsystems Inc.                 COM         784018103      89,200 SH    4,137     SOLE                    X
Scotts Company (The)                  CL A        810186106     588,600 SH   28,032     SOLE                    X
Service Experts Inc.                  COM         817567100     280,000 SH    6,125     SOLE                    X
Silgan Holdings Inc.                  COM         827048109   1,103,050 SH   21,923     SOLE                    X
Sipex Corp.                           COM         829909100      96,300 SH    1,974     SOLE                    X
Stage Stores Inc.                     COM         85254C107   2,259,800 SH   14,689     SOLE                    X
Steel Dynamics Inc.                   COM         858119100   2,044,600 SH   31,628     SOLE                    X
Suiza Foods Corp.                     COM         865077101      79,200 SH    3,317     SOLE                    X
Tech Data Corp.                       COM         878237106     546,600 SH   20,907     SOLE                    X
Technology Solutions Co.              COM         87872T108   3,655,000 SH   39,520     SOLE                    X
Tekelec                               COM         879101103   1,586,900 SH   19,340     SOLE                    X
Ticketmaster Online-CitySearch        COM         88633P203     760,000 SH   22,990     SOLE                    X
TJX Companies Inc.                    COM         872540109     913,500 SH   30,431     SOLE                    X
Total Renal Care Holdings             COM         89151A107     805,700 SH   12,539     SOLE                    X
Trans World Entertainment             COM         89336Q100     463,900 SH    5,219     SOLE                    X
True North Communications             COM         897844106     439,800 SH   13,084     SOLE                    X
TSI International Software Ltd.       COM         872879101     492,000 SH   13,961     SOLE                    X
Tweeter Home Entertainment Grou       COM         901167106      38,300 SH       55     SOLE                    X
Ventana Medical Systems               COM         92276H106     365,000 SH    6,981     SOLE                    X
Vestcom International Inc.            COM         924904105   1,150,700 SH    4,027     SOLE                    X
Wells Fargo Company                   COM         949746101     307,600 SH   13,150     SOLE                    X
